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                                                        ------------------------
                                                        OMB Number: 3235-0570

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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07242
                                  ---------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  525 Bigham Knoll, Suite 100          Jacksonville, Oregon            97530
--------------------------------------------------------------------------------
      (Address of principal executive offices)                       (Zip code)

                                 Erich M. Patten

Cutler Investment Counsel, LLC   525 Bigham Knoll   Jacksonville, Oregon   97530
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000
                                                     ---------------------------

Date of fiscal year end:        June 30, 2009
                           ---------------------------

Date of reporting period:       June 30, 2009
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

                                                              CUTLER EQUITY FUND
--------------------------------------------------------------------------------


                                       THE
                      [LOGO OMITTED]  CUTLER
                                      TRUST


                                  ANNUAL REPORT

                                  JUNE 30, 2009

CUTLER EQUITY FUND
TABLE OF CONTENTS
================================================================================

                                                                           Page

Letter to Shareholders...................................................     3

Management Discussion of Fund Performance................................     4

Performance Information (Unaudited)......................................     6

Portfolio Information (Unaudited)........................................     7

Schedule of Investments..................................................     8

Statement of Assets and Liabilities .....................................    11

Statement of Operations..................................................    12

Statements of Changes in Net Assets......................................    13

Financial Highlights.....................................................    14

Notes to Financial Statements............................................    15

Report of Independent Registered Public Accounting Firm..................    20

About Your Fund's Expenses (Unaudited)...................................    21

Federal Tax Information (Unaudited)......................................    22

Trustees and Officers of the Trust (Unaudited)...........................    23

Additional Information (Unaudited).......................................    25

Approval of Investment Advisory Agreement (Unaudited)....................    26

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================
To The Cutler Trust Shareholders:

We are pleased to present the Cutler Equity Fund (the "Fund") annual report for the year ended June 30th, 2009. Investors were shaken this past year, by economic and political turmoil, and by violent swings in equity prices. During 2008, the S&P 500 Index had daily movements greater than three percent on 42 separate occasions. This level of volatility is unprecedented since the Great Depression, reflecting the extreme uncertainty following the implosion of Lehman Brothers and the Financials sector.

The result of this tumult (or perhaps the cause) has been the longest recession in U.S. history, an economic malaise only surpassed by the 1930's in modern U.S. history. Truly, this has been a challenging period. As we enter the 3rd quarter of 2009, however, the storm appears to have eased a bit. Economists have sporadically been forecasting an end of the recession, businesses appear to be increasingly optimistic, and investors are once again returning to riskier asset categories. Yet while the skies are somewhat clearer, the storm left considerable damage.

The previous 12 months have reinforced the strengths of Cutler's dividend-based approach. The Fund`s performance, shown on page 6, highlights the outperformance versus the S&P 500 Index in 1-year, 5-year, and 10-year time periods net of all fees and expenses. While there are times when performance does not look as impressive, Cutler has repeated many times the long-term value of dividend investing. During fiscal 2009, the "long-term" was the present.

All of us at Cutler would like to thank the shareholders of the Fund for their resoluteness during the previous year. It is difficult to stay calm during such uncertain times. Yet while investors were fleeing non-cash assets in record numbers this past year, the shareholdings in the Fund actually increased. The Fund had a net increase of nearly 250,000 shares outstanding, an increase of over 7%. In a year where the mutual fund industry saw unprecedented redemptions, this is a testament to both the soundness of Cutler's investment strategy and the poise of the shareholders in the Fund. We appreciate your confidence in our investment approach.

Thank you for your continued support.

Sincerely,

/s/ Matthew C. Patten                       /s/ Erich M. Patten

Matthew C. Patten                           Erich M. Patten
Chairman                                    Portfolio Manager
The Cutler Trust                            Cutler Investment Counsel, LLC

CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================

1) HOW DID THE FUND PERFORM LAST YEAR?

      The Fund outperformed the S&P 500 Total Return Index by 2.15% during the past year. Despite these strong relative returns, the total return for the Fund was -24.06%.

2) WHAT  WERE  THE  MOST  SIGNIFICANT   MARKET  FACTORS  AFFECTING  THE  FUND'S
PERFORMANCE DURING THE PAST YEAR?

      Market factors included:
            1) Stressed credit markets
            2) Continued weakness in housing prices
            3) Government involvement in strategic economic sectors
            4) Global GDP contraction
            5) Dividend cuts for Financials and Materials based companies

3) WHY DID THE FUND OUTPERFORM RELATIVE TO THE BENCHMARK?

      Cutler's focus on large capitalization, dividend-paying companies benefited the Fund's performance this past year, as the Fund maintains a risk profile below the S&P 500 Index as measured by beta. Market uncertainty contributed to a flight to quality that produced strong relative performance versus the Fund's benchmark. The underweight of the Financials sector was a substantial benefit during the first two quarters of the year, but more recently was a drag on performance due to a recovery in this sector. The sector positioning was a net positive for the Fund during the fiscal year.

4) WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND?

      The Cutler Equity Fund's income process focuses on dividends as the primary driver of investment returns. The process was slightly altered during the period to allow holdings above a $2 billion market capitalization, versus a $3 billion minimum previously. This change in criteria does not impact the vast majority of portfolio holdings, which average over $30 billion market capitalization, however, a slightly lower minimum threshold was necessary due to the sell-off in equity prices. All securities held had a dividend yield of 1.25% at the time of the initial purchase and an investment grade rating on their senior debt. In addition, securities with dividend cuts during the period have been removed from the portfolio.

5) WHAT WERE THE PRIMARY STRATEGIC FACTORS THAT GUIDED YOUR MANAGEMENT OF THE FUND?

      Cutler's investment approach combines dividend-paying securities with a top-down sector allocation strategy. This combination of fundamental bottom-up analysis with macro-economic sector allocation contributed to the overall performance of the Fund. Strategic factors include an underweighting in Financials and an overweight of the Materials sector. Cutler believes that an inflationary economic recovery will occur, and these sector allocations reflect that investment theme.

CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Continued)
================================================================================

6) WHAT WERE SOME OF THE KEY TRENDS IN EACH OF THE REGIONS/SIGNIFICANT INDUSTRIES THE FUND INVESTS IN?

      The Fund holdings remain 100% domiciled in the U.S., and the strategies employed do not have any additional regional bias.

      This past year witnessed broad-based selling, a trend which has moderated in recent months. The strong sell-off resulted in an outperformance of high quality securities. After the March 9th lows, small-capitalization and distressed companies have led the market rally. Cutler believes that stabilization in the market will result in a return to fundamentally-based investing, a trend that should benefit the portfolio.

7) WHICH SECURITIES HELPED THE FUND'S PERFORMANCE?

            1)    Nucor
            2)    Procter & Gamble
            3)    Union Pacific
            4)    Honeywell
            5)    Halliburton

8) DID ANY SECURITIES HURT THE FUND'S PERFORMANCE?

            1)    Alcoa
            2)    ConocoPhillips
            3)    General Electric
            4)    US Bancorp
            5)    Dow Chemical


      The views in this report were those of Cutler Investment Counsel, LLC as of June 30, 2009 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

      BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 1-800-228-8537. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 800-228-8537.

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
June 30, 2009 (Unaudited)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              CUTLER EQUITY FUND AND THE S&P 500 TOTAL RETURN INDEX

                              [LINE GRAPH OMITTED]

                                                   S&P 500
               CUTLER EQUITY FUND            TOTAL RETURN INDEX
               -------------------          --------------------
               DATE         VALUE           DATE         VALUE
               ----        -------          ----        -------
               06/30/99    $10,000          06/30/99    $10,000
               09/30/99      9,066          09/30/99      9,376
               12/31/99      9,136          12/31/99     10,771
               03/31/00      9,231          03/31/00     11,018
               06/30/00      9,075          06/30/00     10,725
               09/30/00      9,266          09/30/00     10,621
               12/31/00      9,927          12/31/00      9,790
               03/31/01      9,550          03/31/01      8,629
               06/30/01      9,889          06/30/01      9,134
               09/30/01      8,916          09/30/01      7,794
               12/31/01      9,611          12/31/01      8,626
               03/31/02      9,803          03/31/02      8,650
               06/30/02      8,498          06/30/02      7,491
               09/30/02      6,650          09/30/02      6,197
               12/31/02      7,439          12/31/02      6,720
               03/31/03      7,003          03/31/03      6,508
               06/30/03      8,094          06/30/03      7,510
               09/30/03      8,108          09/30/03      7,709
               12/31/03      9,274          12/31/03      8,647
               03/31/04      9,253          03/31/04      8,794
               06/30/04      9,340          06/30/04      8,945
               09/30/04      9,413          09/30/04      8,778
               12/31/04      9,955          12/31/04      9,588
               03/31/05      9,899          03/31/05      9,382
               06/30/05      9,879          06/30/05      9,511
               09/30/05     10,244          09/30/05      9,854
               12/31/05     10,300          12/31/05     10,060
               03/31/06     10,621          03/31/06     10,483
               06/30/06     10,754          06/30/06     10,332
               09/30/06     11,366          09/30/06     10,918
               12/31/06     12,085          12/31/06     11,649
               03/31/07     12,168          03/31/07     11,724
               06/30/07     12,862          06/30/07     12,459
               09/30/07     13,133          09/30/07     12,712
               12/31/07     12,707          12/31/07     12,288
               03/31/08     11,999          03/31/08     11,128
               06/30/08     11,430          06/30/08     10,824
               09/30/08     11,144          09/30/08      9,918
               12/31/08      9,064          12/31/08      7,742
               03/31/09      7,757          03/31/09      6,889
               06/30/09      8,679          06/30/09      7,987

                       Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                        (FOR PERIODS ENDED JUNE 30, 2009)

                                           1 Year    5 Years   10 Years
                                           -------   -------   --------
     Cutler Equity Fund                    -24.06%    -1.46%    -1.41%
     S&P 500 Total Return Index            -26.21%    -2.24%    -2.22%

(a) Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------

The Cutler Equity Fund (the "Fund") is managed pursuant to an equity income strategy. The investment adviser and Board of Trustees believe the S&P 500 Total Return Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
June 30, 2009 (Unaudited)
================================================================================

SECTOR ALLOCATION (% OF NET ASSETS)

[PIE CHART OMITTED]

Consumer Discretionary                    7.1%
Consumer Staples                         13.8%
Energy                                   13.4%
Financials                                8.4%
Health Care                               8.8%
Industrials                              13.7%
Information Technology                   11.1%
Materials                                 9.2%
Telecommunication Services                5.8%
Utilities                                 7.2%
Other                                     1.5%

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009
================================================================================
    SHARES   COMMON STOCKS -- 98.5%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 7.1%
             MEDIA -- 2.4%
    22,060   McGraw-Hill Cos., Inc. (The) ......................   $    664,227
                                                                   ------------

             MULTI-LINE RETAIL -- 2.2%
    30,530   Nordstrom, Inc. ...................................        607,242
                                                                   ------------

             SPECIALTY RETAIL -- 2.5%
    29,280   Home Depot, Inc. (The) ............................        691,886
                                                                   ------------

             CONSUMER STAPLES -- 13.8%
             BEVERAGES -- 3.9%
    19,430   PepsiCo, Inc. .....................................      1,067,873
                                                                   ------------

             FOOD & STAPLES RETAILING -- 3.0%
    36,520   Sysco Corp. .......................................        820,970
                                                                   ------------

             FOOD PRODUCTS -- 3.4%
    34,960   Archer-Daniels-Midland Co. ........................        935,879
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 3.5%
    18,190   Kimberly-Clark Corp. ..............................        953,702
                                                                   ------------

             ENERGY -- 13.4%
             ENERGY EQUIPMENT & SERVICES -- 3.0%
    40,570   Halliburton Co. ...................................        839,799
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 10.4%
    16,540   Chevron Corp. .....................................      1,095,775
    16,180   ConocoPhillips ....................................        680,531
    15,565   Exxon Mobil Corp. .................................      1,088,149
                                                                   ------------
                                                                      2,864,455
                                                                   ------------
             FINANCIALS -- 8.4%
             CONSUMER FINANCE -- 2.7%
    32,465   American Express Co. ..............................        754,487
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 3.3%
    26,500   JPMorgan Chase & Co. ..............................        903,915
                                                                   ------------

             THRIFTS & MORTGAGE FINANCE -- 2.4%
    50,330   Hudson City Bancorp, Inc. .........................        668,886
                                                                   ------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS -- 98.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HEALTH CARE -- 8.8%
             HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
    11,120   Becton, Dickinson and Co. .........................   $    792,967
                                                                   ------------

             PHARMACEUTICALS -- 5.9%
    32,500   Bristol-Myers Squibb Co. ..........................        660,075
    17,200   Johnson & Johnson .................................        976,960
                                                                   ------------
                                                                      1,637,035
                                                                   ------------
             INDUSTRIALS -- 13.7%
             AEROSPACE & DEFENSE -- 6.2%
    21,500   Honeywell International, Inc. .....................        675,100
    19,800   United Technologies Corp. .........................      1,028,808
                                                                   ------------
                                                                      1,703,908
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 2.6%
    21,800   Emerson Electric Co. ..............................        706,320
                                                                   ------------

             MACHINERY -- 2.3%
    18,890   Caterpillar, Inc. .................................        624,125
                                                                   ------------

             ROAD & RAIL -- 2.6%
    14,000   Union Pacific Corp. ...............................        728,840
                                                                   ------------

             INFORMATION TECHNOLOGY -- 11.1%
             COMPUTERS & PERIPHERALS -- 4.7%
    12,500   International Business Machines Corp. .............      1,305,250
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.4%
    44,530   Intel Corp. .......................................        736,971
    48,450   Texas Instruments, Inc. ...........................      1,031,985
                                                                   ------------
                                                                      1,768,956
                                                                   ------------
             MATERIALS -- 9.2%
             CHEMICALS -- 3.1%
    33,470   E.I. du Pont de Nemours and Co. ...................        857,501
                                                                   ------------

             CONSTRUCTION MATERIALS -- 2.8%
    17,820   Vulcan Materials Co. ..............................        768,042
                                                                   ------------

             METALS & MINING -- 3.3%
    20,325   Nucor Corp. .......................................        903,040
                                                                   ------------

             TELECOMMUNICATION SERVICES -- 5.8%
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.8%
    32,770   AT&T, Inc. ........................................        814,007
    25,450   Verizon Communications, Inc. ......................        782,078
                                                                   ------------
                                                                      1,596,085
                                                                   ------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS -- 98.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             UTILITIES -- 7.2%
             GAS UTILITIES -- 3.4%
    26,290   National Fuel Gas Co. .............................   $    948,543
                                                                   ------------

             MULTI-UTILITIES -- 3.8%
    28,000   Consolidated Edison, Inc. .........................      1,047,760
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $27,764,977) ............   $ 27,161,693
                                                                   ------------

================================================================================
    SHARES  MONEY MARKET FUNDS -- 1.6%                                 VALUE
--------------------------------------------------------------------------------
   451,638  Fidelity Institutional Money Market Portfolio -
                Select Class, 0.65% (a)(Cost $451,638)..........      $ 451,638
                                                                   ------------

            TOTAL INVESTMENTS AT VALUE -- 100.1%
                (Cost $28,216,615)..............................    $27,613,331

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....        (23,704)
                                                                   ------------

            NET ASSETS -- 100.0%................................    $27,589,627
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009
=======================================================================================
ASSETS
   Investments in securities:
   At acquisition cost ................................................   $ 28,216,615
                                                                          ============
   At value ...........................................................   $ 27,613,331
   Dividends receivable ...............................................         45,456
   Receivable for capital shares sold .................................         15,395
   Other assets .......................................................          5,450
                                                                          ------------
Total assets ..........................................................     27,679,632
                                                                          ------------

LIABILITIES
   Dividends payable ..................................................          3,076
   Payable for capital shares redeemed ................................         39,681
   Payable to Adviser (Note 3) ........................................         20,888
   Payable to administrator (Note 3) ..................................          6,000
   Other accrued expenses .............................................         20,360
                                                                          ------------
Total liabilities .....................................................         90,005
                                                                          ------------

NET ASSETS ............................................................   $ 27,589,627
                                                                          ============

NET ASSETS CONSIST OF:
   Paid-in capital ....................................................   $ 44,724,556
   Undistributed net investment income ................................         10,329
   Accumulated net realized losses from security transactions .........    (16,541,974)
   Net unrealized depreciation on investments .........................       (603,284)
                                                                          ------------
NET ASSETS ............................................................   $ 27,589,627
                                                                          ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ................................      3,446,859
                                                                          ============

Net asset value, offering price and redemption price per share (Note 2)   $       8.00
                                                                          ============

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2009
=======================================================================================
INVESTMENT INCOME
   Dividend income ....................................................   $  1,110,293
                                                                          ------------

EXPENSES
   Investment advisory fees (Note 3) ..................................        215,862
   Administration fees (Note 3) .......................................         72,000
   Trustees' fees and expenses ........................................         36,719
   Professional fees ..................................................         33,258
   Insurance expense ..................................................         15,400
   Registration fees ..................................................         15,223
   Custody and bank service fees ......................................         11,864
   Postage and supplies ...............................................          6,566
   Printing of shareholder reports ....................................          6,259
   Shareholder services fees (Note 3) .................................          5,410
   Other expenses .....................................................         14,286
                                                                          ------------
Total expenses ........................................................        432,847
   Fees voluntarily waived by the Adviser (Note 3) ....................        (29,295)
                                                                          ------------
Net expenses ..........................................................        403,552
                                                                          ------------

NET INVESTMENT INCOME .................................................        706,741
                                                                          ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from investments ...............................     (3,398,192)
   Net change in unrealized appreciation/depreciation on investments ..     (5,725,443)
                                                                          ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .....................     (9,123,635)
                                                                          ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ............................   $ (8,416,894)
                                                                          ============

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                           Year            Year
                                                                           Ended           Ended
                                                                       June 30, 2009   June 30, 2008
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................   $    706,741    $    568,303
   Net realized gains (losses) from investments ....................     (3,398,192)      1,502,137
   Net change in unrealized appreciation/depreciation on investments     (5,725,443)     (6,448,599)
                                                                       ------------    ------------
Net decrease in net assets from operations .........................     (8,416,894)     (4,378,159)
                                                                       ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ......................................       (697,377)       (571,357)
                                                                       ------------    ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................      5,317,706       3,782,936
   Net asset value of shares issued in reinvestment
      of distributions to shareholders .............................        679,417         546,735
   Payments for shares redeemed ....................................     (3,841,849)     (5,343,431)
                                                                       ------------    ------------
Net increase (decrease) from capital share transactions ............      2,155,274      (1,013,760)
                                                                       ------------    ------------

TOTAL DECREASE IN NET ASSETS .......................................     (6,958,997)     (5,963,276)

NET ASSETS
Beginning of year ..................................................     34,548,624      40,511,900
                                                                       ------------    ------------
End of year ........................................................   $ 27,589,627    $ 34,548,624
                                                                       ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ................................   $     10,329    $        965
                                                                       ============    ============

CAPITAL SHARE ACTIVITY
Shares sold ........................................................        616,692         315,266
Shares reinvested ..................................................         81,201          47,040
Shares redeemed ....................................................       (450,727)       (446,161)
                                                                       ------------    ------------
Net increase (decrease) in shares outstanding ......................        247,166         (83,855)
Shares outstanding at beginning of year ............................      3,199,693       3,283,548
                                                                       ------------    ------------
Shares outstanding at end of year ..................................      3,446,859       3,199,693
                                                                       ============    ============

See accompanying notes to financial statements.

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
Per Share Data for a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED JUNE 30,
                                            -----------------------------------------------------------------------
                                               2009           2008           2007           2006           2005
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....   $    10.80     $    12.34     $    10.46     $     9.75     $     9.38
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income ................         0.21           0.18           0.16           0.15           0.17
   Net realized and unrealized gains
      (losses) on investments ...........        (2.80)         (1.54)          1.88           0.71           0.37
                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations ........        (2.59)         (1.36)          2.04           0.86           0.54
                                            ----------     ----------     ----------     ----------     ----------

Less distributions from:
   Net investment income ................        (0.21)         (0.18)         (0.16)         (0.15)         (0.17)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..........   $     8.00     $    10.80     $    12.34     $    10.46     $     9.75
                                            ==========     ==========     ==========     ==========     ==========

Total return (a) ........................      (24.06%)       (11.13%)        19.59%          8.86%          5.77%
                                            ==========     ==========     ==========     ==========     ==========

Net assets at the end of year (000's) ...   $   27,590     $   34,549     $   40,512     $   38,083     $   40,107
                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplementary data:
Ratio of net expenses
   to average net assets (b). ...........        1.40%          1.31%          1.30%          1.26%          1.30%

Ratio of net investment income
   to average net assets ................        2.45%          1.48%          1.36%          1.44%          1.77%

Portfolio turnover rate .................          21%            13%            10%            21%            14%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Absent fee waivers by the Fund's investment adviser, the ratio of gross expenses to average net assets would have been 1.50% and 1.43% for the years ended June 30, 2009 and 2005, respectively.


See accompanying notes to financial statements.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2009
================================================================================

1.    ORGANIZATION

      The Cutler Equity Fund (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

      The Fund seeks current income and long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following summarizes the significant accounting policies of the Fund:

      SECURITIES VALUATION -- Portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

      The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

      The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o     Level 2 - other significant observable inputs

      o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of June 30, 2009, all of the inputs used to value the Fund's investments were Level 1.

      In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these financial statements.

      As of June 30, 2009, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund's Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and industry type as required by FSP 157-4.

      SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

      ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually.
      Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the years ended June 30, 2009 and 2008 was ordinary income.

      FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of June 30, 2009:

      Tax cost of portfolio investments ........................   $ 28,252,610
                                                                   ============
      Gross unrealized appreciation ............................   $  3,136,324
      Gross unrealized depreciation ............................     (3,775,603)
                                                                   ------------
      Net unrealized depreciation ..............................       (639,279)
      Undistributed ordinary income ............................         13,405
      Capital loss carryforwards ...............................    (12,988,443)
      Post-October losses ......................................     (3,517,536)
      Other temporary differences due to timing of
         cash distributions.....................................         (3,076)
                                                                   ------------
      Accumulated deficit ......................................   $(17,134,929)
                                                                   ============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to losses deferred due to wash sales.

      During the year ended June 30, 2009, the Fund utilized capital loss carryforwards of $107,427 to offset current year realized gains.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      As of June 30, 2009, the Fund had capital loss carryforwards of $12,988,443, of which $4,213,541 expires June 30, 2010, $5,747,725 expires
      June 30, 2011,  $2,687,016 expires June 30, 2012 and $340,161 expires June
      30, 2014. In addition, the Fund had net capital losses of $3,517,536 during the period November 1, 2008 through June 30, 2009, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2010. These capital loss carryforwards and
      "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are required to be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended June 30, 2006 through June 30, 2008.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

      Certain officers of the Trust are also officers of the Adviser.

      During the year ended June 30, 2009, the Adviser voluntarily undertook to limit the total operating expenses of the Fund to 1.40% of average daily net assets. Accordingly, the Adviser voluntarily waived $29,295 of its investment advisory fee during the year ended June 30, 2009.

      ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

      SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

4.    SECURITIES TRANSACTIONS

      The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $8,018,478 and $6,051,032, respectively, during the year ended June 30, 2009.

5.    CONTINGENCIES AND COMMITMENTS

      The Fund indemnifies the Trust's officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    RECENT ACCOUNTING PRONOUNCEMENT

      In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Fund's financial statements.

7.    SUBSEQUENT EVENTS

      In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" ("SFAS No. 165"). The Fund has adopted SFAS No. 165 with these financial statements. SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of the Fund's financial statements on August 27, 2009 and has noted no such events.

CUTLER EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
================================================================================

      To the Board of Trustees of
      The Cutler Trust
      and the Shareholders of the Cutler Equity Fund

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Cutler Equity Fund, a series of shares of beneficial interest of The Cutler Trust, as of June 30, 2009, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended June 30, 2007 were audited by other auditors whose report dated August 21, 2007 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cutler Equity Fund as of June 30, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ Briggs, Bunting & Doughtery, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP

      Philadelphia, Pennsylvania
      August 27, 2009

CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
================================================================================

      We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

      A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown (January 1, 2009) and held for the entire period (June 30, 2009).

      The table below illustrates the Fund's costs in two ways:

      ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

      The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================
      More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                 January 1, 2009   June 30, 2009  During Period*
                                 ---------------   -------------  --------------
Based on Actual Fund Return         $1,000.00        $  957.60      $    6.80
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,017.85      $    7.00

*     Expenses are equal to the Fund's annualized expense ratio of 1.40% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 181/365 (to reflect the one-half year period).

FEDERAL TAX INFORMATION (Unaudited)
================================================================================
      For the fiscal year ended June 30, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $697,377 as taxed at a maximum rate of 15%. For the fiscal year ended June 30, 2009, 100% of the dividends paid from ordinary income by the Fund qualified for the dividends received deduction for corporations. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
================================================================================
      The Board of Trustees is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Trustee holds office until the person resigns, is removed, or replaced. Officers are elected for an annual term. Unless otherwise noted, the Trustees and officers have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-888-CUTLER4.


                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS IN    OTHER
NAME,                            POSITION      LENGTH                                                 FUND COMPLEX     DIRECTORSHIPS
DATE OF BIRTH                    WITH THE      OF TIME         PRINCIPAL OCCUPATION(S)                OVERSEEN BY      HELD BY
AND ADDRESS                      TRUST         SERVED          DURING PAST 5 YEARS                    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Matthew C. Patten(a)             Trustee/      Trustee         President since 2004 and Investment        1             None
Born: December 1975              Chairman/     Since 2006;     Committee Member and Portfolio
525 Bigham Knoll                 Treasurer     Treasurer       Manager since 2003 of Cutler
Jacksonville, OR 97530                         Since 2004      Investment Counsel, LLC. Chief
                                                               Operating Officer and Portfolio
                                                               Manager of Cutler Asia, LLC
                                                               (a private equity firm) from
                                                               2000 until 2005. Director of The
                                                               First America Asia Fund I, L.P.
                                                               (a private equity fund) from
                                                               1999 until 2006.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Clarke                 Trustee       Since 2002      Retired.                                   1             None
Born: May 1922
One Skyline Drive Apt. 3407
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------
John P. Cooney                   Trustee       Since 2007      Retired since March 2007; U.S.             1             None
Born: January 1932                                             Magistrate Judge until March 2007.
100 Greenway Circle
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------
Dr. Mario Campagna               Trustee       Since 2007      Retired.                                   1             None
Born: April 1927
1701 Lake Village Drive
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------

(a) Matthew C. Patten is an "Interested Person," as defined by the 1940 Act, because he is an affiliated person of the Adviser.

CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
(Continued)
===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
NAME,                         POSITION
DATE OF BIRTH                 WITH                LENGTH           PRINCIPAL OCCUPATION(S)
AND ADDRESS                   THE TRUST           OF TIME SERVED   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
SENIOR OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Erich M. Patten               President           Since 2004       Investment Committee Member, Portfolio Manager, and Corporate
Born: October 1977                                                 Secretary of Cutler Investment Counsel, LLC since 2003. Member of
525 Bigham Knoll                                                   Cutler Asia, LLC (a private equity firm) from 2003 until 2005.
Jacksonville, OR 97530
------------------------------------------------------------------------------------------------------------------------------------
Brooke C. Ashland             Vice President/     Since 2002       Investment Committee Member and Chief Executive Officer of
Born: December 1951           Chief Compliance                     Cutler Investment Counsel, LLC since 2003. General Partner of The
525 Bigham Knoll              Officer                              First America Asia Fund  I, LP (a private equity fund) from
Jacksonville, OR 97530                                             1999-2006. Chief Operating Officer, Chief Executive Officer
                                                                   and Portfolio Manager of Cutler Asia, LLC (a private equity firm) from 1998-2006.
------------------------------------------------------------------------------------------------------------------------------------
Carol S. Fischer              Vice President/     Since 1996       Chief Operating Officer of Cutler Investment Counsel, LLC since
Born: December 1955           Asst. Secretary/                     2003.
525 Bigham Knoll              Asst. Treasurer
Jacksonville, OR 97530
------------------------------------------------------------------------------------------------------------------------------------
Robert G.Dorsey               Vice President      Since 2005       Managing Director of Ultimus Fund Solutions, LLC and Ultimus
Born: April 1957                                                   Fund Distributors, LLC.
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------------------------------------------
John F. Splain                Secretary           Since 2005       Managing Director of Ultimus Fund Solutions,LLC and Ultimus
Born:September 1956                                                Fund Distributors, LLC.
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------------------------------------------

CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
================================================================================

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge, upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete listing of the Fund's portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      On December 18, 2007, Deloitte & Touche ("D&T") was replaced as independent registered public accounting firm of the Fund, and Briggs, Bunting & Dougherty, LLP was selected as the Fund's new independent registered public accounting firm. The Fund's selection of Briggs, Bunting & Dougherty, LLP as its independent registered public accounting firm was approved by the Audit Committee and Board of Trustees of the Trust.

      D&T's  reports on the Fund's  financial  statements  for the fiscal  years ended June 30, 2007 and 2006 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of D&T's replacement, there were no disagreements between the Fund and D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

CUTLER EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)
================================================================================
      The Board of Trustees, including the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund's Investment Advisory Agreement (the "Agreement") with the Adviser for an additional one year period. Approval took place at an in-person meeting held on April 9, 2009, at which all of the Trustees were present. The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and of comparable private accounts the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund;
      (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders.

      The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel.
      Management provided detailed information on its professional personnel, including each person's area of responsibility.

      The Trustees also discussed and considered the quality of administrative and other services provided to the Fund, the Adviser's and the Fund's compliance programs, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. The Adviser provided the Board with information to assist the Trustees in analyzing the performance of the Fund over various periods ended December 31, 2008. The Fund's returns were compared to the returns of S&P 500 Total Return Index, the Dow Jones Industrial Average and certain other indices, comparable private accounts managed by the Adviser, and domestic equity funds in the Morningstar database of similar size with similar investment objectives. These analyses and comparisons showed that the Fund has performed competitively over both the short and long term. Based upon their review, the Trustees found that the Fund's performance has been competitive with the returns of relevant securities indices and other similarly situated mutual funds.

      In reviewing the advisory fee and total expense ratios of the Fund, the Trustees were provided with comparative expense and advisory fee information for other mutual funds, categorized both by fund size and by investment style. The Fund currently pays an investment advisory fee computed at the annual rate of 0.75% of the Fund's average daily net assets. The total expense ratio for the Fund for the fiscal year ended June 30, 2008 was 1.31% of average net assets and, beginning in December 2008, the Adviser began voluntarily waiving a portion of its advisory fee in order to limit the Fund's expense ratio to 1.40% of average daily net assets. The Trustees took note of the fact that the Fund's advisory fee and expense ratio were equal to the median advisory fee and expense ratio for funds with assets under $100 million which are categorized by Morningstar as Large Cap Value.

CUTLER EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)
================================================================================
      The Trustees reviewed the Adviser's current registration form (Form ADV) and its financial statement as well as an analysis prepared by the Adviser reflecting its revenues and expenses with respect to its services to the Fund for the year ended December 31, 2008. The Trustees noted that the Fund does not have any "soft dollar" arrangements with broker-dealers that would otherwise benefit the Adviser and considered any fall-out benefits to the Adviser from managing the Fund.

      Prior  to  voting,   the  Independent   Trustees   reviewed  the  proposed
      continuance of the Agreement with counsel in executive session. In approving the Agreement, the Independent Trustees reached the following conclusions: (1) based on the performance and risk characteristics of the Fund and the effectiveness of the Fund in achieving its stated objective, they believe the Adviser has provided high quality services; (2) the Adviser has the financial resources and personnel to continue to provide quality advisory services to the Fund; (3) the advisory fees paid by the Fund are reasonable and the total expenses of the Fund are reasonable; and
      (4) the continuation of the Agreement is in the best interests of the Fund and its shareholders. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive given the quality and scope of services provided by the Adviser and the investment performance of the Fund. The Independent Trustees further determined that, based on the Fund's asset levels, which have remained relatively constant over the past several years, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. Following further discussion, it was the consensus of the Independent Trustees that it is not appropriate to introduce fee breakpoints at the present time. The Trustees noted, however, that if the Fund grows significantly in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement.

      No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

                         CUTLER INVESTMENT COUNSEL, LLC
                              INVESTMENT MANAGEMENT

                         INVESTMENT ADVISER TO THE TRUST

                                525 Bigham Knoll
                             Jacksonville, OR 97530
                         (800)228-8537 o (541)770-9000
                               Fax:(541)779-0006
                                info@cutler.com

ITEM 2.     CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the collective experience of the members provides the registrant with adequate oversight for the registrant's current level of financial complexity.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,500 and $15,000 with respect to the registrant's fiscal years ended June 30, 2009 and 2008, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 and $2,500 with respect to the registrant's fiscal years ended June 30, 2009 and 2008, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended June 30, 2009 and 2008, aggregate non-audit fees of $2,500 and $2,500, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Cutler Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Erich M. Patten
                              --------------------------------------------------
                                    Erich M. Patten, President

Date             August 28, 2009
      ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Erich M. Patten
                              --------------------------------------------------
                                    Erich M. Patten, President

Date             August 28, 2009
      ------------------------------------------

By (Signature and Title)*           /s/ Matthew C. Patten
                           -----------------------------------------------------
                                    Matthew C. Patten, Treasurer

Date             August 28, 2009
      ------------------------------------------

* Print the name and title of each signing officer under his or her signature.